July 17, 2023

Clockwise Capital Innovation ETF

TIME

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information, Each Dated December 29, 2022

Effective August 16, 2023, the Clockwise Capital Innovation ETF’s name is changed to the Clockwise Core Equity & Innovation ETF. Accordingly, on August 17, 2023, all references to the Clockwise Capital Innovation ETF in the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 29, 2022, are updated to reflect the new name of Clockwise Core Equity & Innovation ETF.

Further Information

For further information, please contact the Clockwise Capital Innovation ETF toll-free at 1-800-610-6128. You may also obtain additional copies of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Clockwise Capital Innovation ETF c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the toll-free number above or by visiting the Clockwise Capital Innovation ETF’s website at www.clockwisefunds.com.

Investors Should Retain this Supplement for Future Reference.